DIRECTORS LOAN (Tables)	12 Months Ended
Mar. 31, 2023
DIRECTORS LOAN
Schedule of unsecured loans payable
	Year ended	Year ended
	March 31, 2023	March 31, 2022
	($)	($)
Opening balance	644,642	570,000
Principal advances	350,000	-
Principal repayment	(350,000)	-
Transaction costs	(99,191)	-
Amortization of transaction costs	102,554	74,642
Closing balance	648,005	644,642

	Year ended	Year ended
	March 31, 2023	March 31, 2022
	($)	($)
Non-current portion	648,005	644,642
Total	648,005	644,642
Finance expenses	For the years ended March 31,
	2023	2022	2021
	($)	($)	($)
Interest on loan	126,685	100,000	111,354
Amortization of transaction costs	102,554	74,642	57,881
Total	229,239	174,642	169,235